Organization and Summary of Significant Accounting Policies - Fair Value of Financial Liabilities (Detail) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion		$ 852,577	$ 726,810
Long-term debt, current portion (Level 2)		7,250	5,290
Total financial liabilities		852,577	726,810
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, long-term portion (Level 2)	$ 478,454	845,327
Long-term debt, including current portion		852,577	726,810
Long-term debt, current portion (Level 2)	0	7,250
Total financial liabilities	$ 478,454	$ 852,577	$ 726,810